Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	6,235	$ 7,038
Transamerica Strategic Income, Class I2 (B)	6,556,572	57,960,097
		57,967,135
International Equity Funds - 14.3%
Transamerica BlackRock Real Estate Securities VP, Initial Class (B)	8,014,582	83,592,091
Transamerica Emerging Markets Equity, Class I2 (B)	1,765,243	18,623,316
Transamerica International Equity, Class I2 (B)	6,577,057	165,544,508
Transamerica International Focus, Class I2 (B)	31,568,445	229,818,279
Transamerica International Small Cap Value, Class I2 (B)	9,591,940	174,956,987
		672,535,181
International Mixed Allocation Fund - 14.0%
Transamerica Aegon Bond VP, Initial Class (B)	69,790,536	657,426,847
U.S. Equity Funds - 42.6%
Transamerica Janus Mid-Cap Growth VP, Initial Class (B)	478,192	14,838,311
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	33,975,254	968,634,501
Transamerica Large Cap Value, Class I2 (B)	21,316,332	355,130,091
Transamerica Mid Cap Growth, Class I2 (B)	59,995	683,946
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,283,269	14,821,751
Transamerica Small Cap Value, Class I2 (B)	37,101	192,923
Transamerica T. Rowe Price Small Cap VP, Initial Class (B)	63,347	725,318
Transamerica WMC US Growth VP, Initial Class (B)	15,672,996	645,413,984
		2,000,440,825
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 25.4%
Transamerica Aegon Core Bond VP, Initial Class (B)	18,807,777	$ 204,252,456
Transamerica Core Bond, Class I2 (B)	48,853,388	424,535,938
Transamerica Floating Rate, Class I2 (B)	5,313,493	47,449,493
Transamerica High Yield Bond, Class I2 (B)	28,950,193	239,707,598
Transamerica Long Credit, Class I2 (B)	29,047,429	279,145,797
		1,195,091,282
Total Investment Companies (Cost $4,164,955,761)		4,583,461,270

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 74,650,800	74,703,289
Total U.S. Government Obligation (Cost $74,702,998)		74,703,289
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.65% (F), dated 09/30/2025, to be repurchased at $28,251,343 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $28,815,069.	28,250,048	28,250,048
Total Repurchase Agreement (Cost $28,250,048)		28,250,048
Total Investments (Cost $4,267,908,807)		4,686,414,607
Net Other Assets (Liabilities) - 0.3%		14,273,249
Net Assets - 100.0%		$ 4,700,687,856
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	4,604	12/31/2025	$502,398,793	$502,735,221	$336,428	$—
10-Year U.S. Treasury Notes	854	12/19/2025	95,588,219	96,075,000	486,781	—
10-Year U.S. Treasury Ultra Notes	745	12/19/2025	84,831,550	85,733,203	901,653	—
CAD Currency	838	12/16/2025	60,910,988	60,419,800	—	(491,188)
E-Mini Russell 2000® Index	764	12/19/2025	92,289,560	93,800,100	1,510,540	—
EUR Currency	959	12/15/2025	141,652,905	141,356,600	—	(296,305)
Euro-BTP Italy Government Bonds	1,041	12/08/2025	144,830,290	146,466,859	1,636,569	—
FTSE 100 Index	766	12/19/2025	96,259,688	96,915,406	655,718	—
GBP Currency	544	12/15/2025	46,043,834	45,733,400	—	(310,434)
Hong Kong Hang Seng Index	684	10/30/2025	115,598,160	118,272,464	2,674,304	—
JPY Currency	527	12/15/2025	45,055,058	44,887,225	—	(167,833)
MSCI Emerging Markets Index	5,488	12/19/2025	369,253,456	373,101,680	3,848,224	—
S&P Midcap 400® E-Mini Index	271	12/19/2025	89,674,032	89,056,020	—	(618,012)
TOPIX Index	228	12/11/2025	47,797,452	48,426,007	628,555	—
Total					$12,678,772	$(1,883,772)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CHF Currency	(744)	12/15/2025	$(118,462,916)	$(117,858,900)	$604,016	$—
German Euro BUXL	(414)	12/08/2025	(54,243,457)	(55,643,802)	—	(1,400,345)
MSCI EAFE Index	(500)	12/19/2025	(69,853,415)	(69,632,500)	220,915	—
S&P 500® E-Mini Index	(1,039)	12/19/2025	(345,245,324)	(350,078,063)	—	(4,832,739)
S&P/ASX 200 Index	(1,229)	12/18/2025	(180,640,148)	(180,394,575)	245,573	—
S&P/TSX 60 Index	(74)	12/18/2025	(18,411,181)	(18,852,799)	—	(441,618)
Total					$1,070,504	$(6,674,702)
Total Futures Contracts					$13,749,276	$(8,558,474)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,583,454,232	$—	$—	$4,583,454,232
U.S. Government Obligation	—	74,703,289	—	74,703,289
Repurchase Agreement	—	28,250,048	—	28,250,048
Total	$4,583,454,232	$102,953,337	$—	$4,686,407,569
Investment Companies Measured at Net Asset Value				7,038
Total Investments				$4,686,414,607
Other Financial Instruments
Futures Contracts (H)	$13,749,276	$—	$—	$13,749,276
Total Other Financial Instruments	$13,749,276	$—	$—	$13,749,276
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(8,558,474)	$—	$—	$(8,558,474)
Total Other Financial Instruments	$(8,558,474)	$—	$—	$(8,558,474)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$779,144,950	$41,985,223	$(162,508,612)	$2,102,916	$(3,297,630)	$657,426,847	69,790,536	$41,985,223	$—
Transamerica Aegon Core Bond VP, Initial Class	—	206,724,652	—	—	(2,472,196)	204,252,456	18,807,777	5,305,762	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	96,382,612	1,671,076	(22,111,857)	437,237	7,213,023	83,592,091	8,014,582	1,671,076	—
Transamerica Core Bond, Class I2	566,787,495	15,477,277	(169,292,430)	(7,967,377)	19,530,973	424,535,938	48,853,388	15,477,277	—
Transamerica Emerging Markets Equity, Class I2	13,998,379	—	—	—	4,624,937	18,623,316	1,765,243	—	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Floating Rate, Class I2	$53,567,771	$3,002,063	$(8,441,200)	$(490,160)	$(188,981)	$47,449,493	5,313,493	$3,002,063	$—
Transamerica Global Allocation Liquidating Trust, Class I2	7,038	—	—	—	—	7,038	6,235	—	—
Transamerica High Yield Bond, Class I2	434,964,283	21,875,435	(221,918,879)	5,073,002	(286,243)	239,707,598	28,950,193	21,875,435	—
Transamerica International Equity, Class I2	167,633,417	—	(35,737,625)	6,157,877	27,490,839	165,544,508	6,577,057	—	—
Transamerica International Focus, Class I2	204,563,523	—	—	—	25,254,756	229,818,279	31,568,445	—	—
Transamerica International Small Cap Value, Class I2	134,958,597	—	—	—	39,998,390	174,956,987	9,591,940	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	13,964,086	1,666,605	—	—	(792,380)	14,838,311	478,192	42,754	1,623,851
Transamerica JPMorgan Enhanced Index VP, Initial Class	980,471,139	116,454,075	(123,380,984)	44,422,582	(49,332,311)	968,634,501	33,975,254	18,104,063	98,350,012
Transamerica Large Cap Value, Class I2	338,197,066	2,872,431	(33,882,710)	4,184,276	43,759,028	355,130,091	21,316,332	2,872,431	—
Transamerica Long Credit, Class I2	259,256,866	10,381,985	—	—	9,506,946	279,145,797	29,047,429	10,381,985	—
Transamerica Mid Cap Growth, Class I2	610,548	228	—	—	73,170	683,946	59,995	—	228
Transamerica Mid Cap Value Opportunities, Class I2	13,628,311	—	—	—	1,193,440	14,821,751	1,283,269	—	—
Transamerica Small Cap Value, Class I2	183,277	—	—	—	9,646	192,923	37,101	—	—
Transamerica Strategic Income, Class I2	54,277,471	2,390,524	—	—	1,292,102	57,960,097	6,556,572	2,389,928	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	667,537	107,592	—	—	(49,811)	725,318	63,347	19,839	87,753
Transamerica WMC US Growth VP, Initial Class	591,313,338	98,454,458	(33,882,711)	4,599,063	(15,070,164)	645,413,984	15,672,996	4,852,807	93,601,651
Total	$4,704,577,704	$523,063,624	$(811,157,008)	$58,519,416	$108,457,534	$4,583,461,270	337,729,376	$127,980,643	$193,663,495

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$64,152	$7,038	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $72,316,612.
(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust